Investments - Pledged assets and net payable receivable for securities purchased sold (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pledged assets and net payable for securities purchased [Line Items]
Funds Held Investment Interest Rate Range Low	0.00%	0.10%	2.10%
Funds Held Investment Interest Rate Range High	5.40%	8.00%	5.40%
Restricted Cash and Cash Equivalents	$ 157,000	$ 165,000
Marketable Securities, Restricted	2,241,000	2,168,000
Receivable for securities sold	52,189	34,497
Payable for securities purchased	(648,813)	(219,707)
Net payable for securities purchased	$ (596,624)	$ (185,210)